RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 2 - RELATED PARTY TRANSACTIONS

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DUE FROM OTHERS - RELATED PARTY

During the six months ended June 30, 2013, the Company  advanced funds to two of its affiliates and at June 30, 2013 the Company is owed $97,730.

DUE TO OTHERS - RELATED PARTY

During the six months ended June 30, 2013,  the Company was advanced  funds from one of its  members of the Board of  Directors  and at June 30, 2013 the Company

owes $227,784. See Note 4 - Disposal Group Held for Sale.

At December 31,  2012,  the Company owed an affiliate of an officer and director of the Company a total of $15,000 in fees for services rendered.

SHARES FOR SERVICES

During the six months ended June 30, 2013, a former member and a current  member of the Board of Directors  were issued  200,000  shares of the Company's  common stock in  exchange  for  services in the amount of $17,600 or at a fair value of

$0.088 per share.

In March 2012, the Company issued  5,325,000  shares of its common shares to its members of the Board of  Directors  and officers in exchange for services in the amount of $5,325 or at a fair value of $0.001 per share.

CONSULTING SERVICES

During the six  months  ended June 30,  2013 and for the period  March 28,  2012

(inception)  through  June 30,  2012,  the Company  paid two of its officers and directors  $127,446  and  $22,800,  respectively  in fees as part of  consulting arrangements approved by the Board of Directors.

During the six months ended June 30, 2013,  the Company paid an affiliate of one of its directors $55,000 in fees as part of a consulting  agreement  approved by the Board of Directors.

During the period March 28, 2012  (inception)  through  December  31, 2012,  the

Company  paid three of its officers  and  directors  $180,892 in fees as part of consulting arrangements approved by the Board of Directors.